Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
Disclosure
The Compensation Committee approves and administers our executive compensation program, which it designs to attract, incentivize, reward, and retain our executive officers. Our program aligns executive pay with shareholder interests and links pay to performance through a blend of short-term and long-term performance measures. In 2023, incentive pay made up 78% of our Chief Executive Officer’s target total direct compensation and, on average, 68% of our other named executive officers’ target total direct compensation. This high utilization of incentive compensation results in higher total realized pay when our executive officers exceed the Compensation Committee-approved performance targets. Conversely, failure to achieve the pre-established
targets results in lower realized pay, including the possibility that some incentive compensation pays zero at the end of their performance period.
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between the compensation actually paid to our named executive officers and certain aspects of our financial performance. For further information concerning our pay for performance philosophy and how executive compensation aligns with our performance, please refer to “
Executive Compensation – Compensation Discussion and Analysis
.”
Pay-Versus-Performance
Table

Year	Summary Compensation Table Total for PEO 1	Compensation Actually Paid to PEO 2	Average Summary Compensation Table Total for Non-PEO Named Executive Officers 3	Average Compensation Actually Paid to Non-PEO Named Executive Officers 4	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) 7	Company- Selected Measure 8
					Total Shareholder Return 5	Peer Group Total Shareholder Return 6
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$3,232,420	($422,501)	$1,283,673	$137,488	$66	$107	($47,841,000)	$216,389,000
2022	$5,214,743	$6,045,437	$2,312,430	$2,783,741	$102	$106	($67,326,000)	$181,383,000
2021	$4,650,087	$4,740,731	$1,996,522	($774,030)	$95	$110	($13,693,000)	$147,464,000

1
The dollar amounts reported in column (b) represent the amount of total compensation reported for Mr. DaCosta (our “CEO”) for each corresponding covered year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation – Executive Compensation Tables – Fiscal 2023 Summary Compensation Table.”

2
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. DaCosta, as computed in accordance with Item 402(v) of Regulation
S-K
for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by Mr. DaCosta during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. DaCosta total compensation for each year to determine the “compensation actually paid” to him:

Year	Reported Summary Compensation Table Total for PEO	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2023	$3,232,420	$1,832,495	($1,822,426)	($422,501)
2022	$5,214,743	$3,664,991	$4,495,685	$6,045,437
2021	$4,650,087	$3,764,000	$3,854,644	$4,740,731

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years as of End of Covered Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Outstand- ing and Unvested Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date Not Otherwise Included in Total Compensation for Covered Fiscal Year	Total Equity Award Adjustments
2023	$1,832,495	$1,272,509	($2,250,954)	$0	($843,982)	$0	$0	($1,822,426)
2022	$3,664,991	$3,941,361	$470,202	$0	$84,122	$0	$0	$4,495,685
2021	$3,764,000	$4,129,883	$0	$0	($275,239)	$0	$0	$3,854,644

3
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (our “NEOs”) as a group (excluding Mr. DaCosta, who has served as our CEO since 2012) for each covered year in the “Total” column of the Summary Compensation Table for each applicable year. The names of each NEO (excluding Mr. DaCosta) included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows:

•	for 2023, the average “compensation actually paid” comprised the compensation of Mr. Deitsch, Mr. Jarboe, Mr. McCormack, Mr. Hill, and Mr. Edie;

•	for 2022, the average “compensation actually paid” comprised the compensation of Mr. Deitsch, Mr. Jarboe, and Mr. Edie; and

•	for 2021, the average “compensation actually paid” comprised the compensation of Mr. Deitsch, and Mr. Jarboe.

4
The dollar amounts reported in column (e) represent the average amount of “executive compensation actually paid” to our NEOs as a group (excluding Mr. DaCosta), as computed in accordance with Item 402(v) of Regulation
S-K
for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our NEOs as a group (excluding Mr. DaCosta) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation for each fiscal year to determine the executive compensation actually paid, using the same methodology described above in Note 4(b) below:

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Grant Date Fair Value of Equity Awards Reported in Summary Compensation Table (a)	Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO Named Executive Officers
2023	$1,283,673	$744,397	($401,789)	$137,488
2022	$2,312,430	$1,531,333	$2,002,644	$2,783,741
2021	$1,996,522	$1,296,000	($1,474,552)	($774,030)

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the average year-end
fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the average change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the average fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the average change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the average fair value at the end of the prior fiscal year; and (vi) the average dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year as of End of Covered Fiscal Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Average Fair Value at End of the Prior Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Average Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Not Otherwise Included in Total Compen- sation for Covered Fiscal Year	Total Average Equity Award Adjustments
2023	$744,397	$599,777	($681,629)	$0	($319,937)	$0	$0	($401,789)
2022	$1,531,333	$1,650,242	$244,691	$0	$107,712	$0	$0	$2,002,644
2021	$1,296,000	$1,421,676	($2,773,277)	$0	($122,950)	$0	$0	($1,474,552)

Equity Award Valuations
: Equity award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

5
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning of the measurement period (December 31, 2019) by our share price at the beginning of the measurement period.

6
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Health Care.

7	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.
8
“
Revenue
”
is derived from the sale of our foot and ankle orthopedic solutions. Revenue is recognized net of taxes and estimated losses for bad debt. For additional detail see our periodic reports filed with the SEC for each covered fiscal year. While we use numerous financial and non-financial
performance measures for the purpose of evaluating performance for our executive compensation program, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our PEO and other NEOs, for the most recently completed fiscal year, to our performance.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
3
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (our “NEOs”) as a group (excluding Mr. DaCosta, who has served as our CEO since 2012) for each covered year in the “Total” column of the Summary Compensation Table for each applicable year. The names of each NEO (excluding Mr. DaCosta) included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows:

•	for 2023, the average “compensation actually paid” comprised the compensation of Mr. Deitsch, Mr. Jarboe, Mr. McCormack, Mr. Hill, and Mr. Edie;

•	for 2022, the average “compensation actually paid” comprised the compensation of Mr. Deitsch, Mr. Jarboe, and Mr. Edie; and

•	for 2021, the average “compensation actually paid” comprised the compensation of Mr. Deitsch, and Mr. Jarboe.

Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Health Care.
PEO Total Compensation Amount	$ 3,232,420	$ 5,214,743	$ 4,650,087
PEO Actually Paid Compensation Amount	$ (422,501)	6,045,437	4,740,731
Adjustment To PEO Compensation, Footnote
2
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. DaCosta, as computed in accordance with Item 402(v) of Regulation
S-K
for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by Mr. DaCosta during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. DaCosta total compensation for each year to determine the “compensation actually paid” to him:

Year	Reported Summary Compensation Table Total for PEO	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2023	$3,232,420	$1,832,495	($1,822,426)	($422,501)
2022	$5,214,743	$3,664,991	$4,495,685	$6,045,437
2021	$4,650,087	$3,764,000	$3,854,644	$4,740,731

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years as of End of Covered Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Outstand- ing and Unvested Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date Not Otherwise Included in Total Compensation for Covered Fiscal Year	Total Equity Award Adjustments
2023	$1,832,495	$1,272,509	($2,250,954)	$0	($843,982)	$0	$0	($1,822,426)
2022	$3,664,991	$3,941,361	$470,202	$0	$84,122	$0	$0	$4,495,685
2021	$3,764,000	$4,129,883	$0	$0	($275,239)	$0	$0	$3,854,644

Non-PEO NEO Average Total Compensation Amount	$ 1,283,673	2,312,430	1,996,522
Non-PEO NEO Average Compensation Actually Paid Amount	$ 137,488	2,783,741	(774,030)
Adjustment to Non-PEO NEO Compensation Footnote
4
The dollar amounts reported in column (e) represent the average amount of “executive compensation actually paid” to our NEOs as a group (excluding Mr. DaCosta), as computed in accordance with Item 402(v) of Regulation
S-K
for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our NEOs as a group (excluding Mr. DaCosta) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation for each fiscal year to determine the executive compensation actually paid, using the same methodology described above in Note 4(b) below:

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Grant Date Fair Value of Equity Awards Reported in Summary Compensation Table (a)	Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO Named Executive Officers
2023	$1,283,673	$744,397	($401,789)	$137,488
2022	$2,312,430	$1,531,333	$2,002,644	$2,783,741
2021	$1,996,522	$1,296,000	($1,474,552)	($774,030)

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the average year-end
fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the average change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the average fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the average change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the average fair value at the end of the prior fiscal year; and (vi) the average dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year as of End of Covered Fiscal Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Average Fair Value at End of the Prior Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Average Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Not Otherwise Included in Total Compen- sation for Covered Fiscal Year	Total Average Equity Award Adjustments
2023	$744,397	$599,777	($681,629)	$0	($319,937)	$0	$0	($401,789)
2022	$1,531,333	$1,650,242	$244,691	$0	$107,712	$0	$0	$2,002,644
2021	$1,296,000	$1,421,676	($2,773,277)	$0	($122,950)	$0	$0	($1,474,552)

Equity Award Valuations
: Equity award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid, Company TSR, and Peer Group TSR
As demonstrated by the following graph, the amount of compensation actually paid to our CEO and the average amount of compensation actually paid to our other NEOs as a group (except
Mr. DaCosta is generally aligned with our TSR for the period presented in the
Pay-Versus-Performance
table. This alignment of compensation actually paid with our cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our NEOs is comprised of equity awards.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
As reflected in the following graph, the amount of compensation actually paid to Mr. DaCosta and the average amount of compensation actually paid to our other NEOs as a group (except Mr. DaCosta) decreased in 2023, while our net income increased during that period (although still net negative). We do not use GAAP or non-GAAP
net income (loss) as a financial performance measure in our overall executive compensation program, so there is at best, only an indirect correlation between our profitability and the various financial performance measures which we use w
h
en setting goals in our short-term incentive compensation program.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Revenue
As demonstrated by the following graph, the amount of compensation actually paid to Mr. DaCosta and the average amount of compensation actually paid to our other NEOs as a group (except Mr. DaCosta) is generally aligned with our revenue over the period presented in the
Pay-Versus-Performance
table. As described above, “revenue” is our company selected measure for this analysis. While we use various financial and non-financial
performance measures for the purpose of evaluating the effectiveness of our executive compensation program, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the
Pay-Versus-Performance
table) used by us to link compensation actually paid to our NEOs for the most recently completed fiscal year, to our financial performance. We use revenue when setting goals in our short-term incentive compensation program.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid, Company TSR, and Peer Group TSR
As demonstrated by the following graph, the amount of compensation actually paid to our CEO and the average amount of compensation actually paid to our other NEOs as a group (except
Mr. DaCosta is generally aligned with our TSR for the period presented in the
Pay-Versus-Performance
table. This alignment of compensation actually paid with our cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our NEOs is comprised of equity awards.

Tabular List, Table
Financial Performance Measures
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program is designed to reflect our variable
“pay-for-performance”
philosophy. The performance measures that we use for both our short-term and long-term incentive award programs are selected based on the objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial measures used by us to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:

•	Revenue

•	Adjusted Free Cash Flow
Additional information about each of these performance measures and the role of our performance in each of these measures in determining our executive compensation are discussed in greater detail in “
Executive Compensation – Compensation Discussion and Analysis
.”

Total Shareholder Return Amount	$ 66	102	95
Peer Group Total Shareholder Return Amount	107	106	110
Net Income (Loss)	$ (47,841,000)	$ (67,326,000)	$ (13,693,000)
Company Selected Measure Amount	216,389,000	181,383,000	147,464,000
PEO Name	Mr. DaCosta
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
PEO | Grant Date Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,832,495	$ 3,664,991	$ 3,764,000
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,822,426)	4,495,685	3,854,644
PEO | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,272,509	3,941,361	4,129,883
PEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,250,954)	470,202	0
PEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Fiscal Years That Vested In Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(843,982)	84,122	(275,239)
PEO | Fair Value At End Of Prior Fiscal Year Of Outstanding And Unvested Equity Awards Granted In Prior Fiscal Years That Failed To Meet Vesting Conditions During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dollar Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards In Covered Fiscal Year Prior To Vesting Date Not Otherwise Included In Total Compensation For Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Grant Date Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	744,397	1,531,333	1,296,000
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(401,789)	2,002,644	(1,474,552)
Non-PEO NEO | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	599,777	1,650,242	1,421,676
Non-PEO NEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(681,629)	244,691	(2,773,277)
Non-PEO NEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Fiscal Years That Vested In Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(319,937)	107,712	(122,950)
Non-PEO NEO | Fair Value At End Of Prior Fiscal Year Of Outstanding And Unvested Equity Awards Granted In Prior Fiscal Years That Failed To Meet Vesting Conditions During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dollar Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards In Covered Fiscal Year Prior To Vesting Date Not Otherwise Included In Total Compensation For Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0